Property and equipment	3 Months Ended
Mar. 31, 2023
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Total
	$	$	$	$
Cost
Balance – December 31, 2022	2,983	1,864	332	5,179
Additions	86	21	—	107
Effects of foreign exchange	29	21	9	59
Balance – March 31, 2023	3,098	1,906	341	5,345

Accumulated depreciation
Balance – December 31, 2022	1,493	979	83	2,555
Depreciation	202	81	3	286
Effects of foreign exchange	20	11	4	35
Balance – March 31, 2023	1,715	1,071	90	2,876

Carrying value
Balance – December 31, 2022	1,490	885	249	2,624
Balance – March 31, 2023	1,383	835	251	2,469